Vanguard® Target Maturity 2032 Corporate Bond ETF
Schedule of Investments (unaudited)
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (98.4%)
Communications (7.5%)
	Alphabet Inc.	4.375%	11/15/2032	126	124
	America Movil SAB de CV	4.700%	7/21/2032	73	72
	AT&T Inc.	2.250%	2/1/2032	283	246
	AT&T Inc.	4.550%	11/1/2032	105	103
	Charter Communications Operating LLC	2.300%	2/1/2032	104	88
	Comcast Corp.	4.950%	5/15/2032	103	103
	Comcast Corp.	5.500%	11/15/2032	80	82
	Deutsche Telekom International Finance BV	9.250%	6/1/2032	46	56
	FactSet Research Systems Inc.	3.450%	3/1/2032	49	44
	Meta Platforms Inc.	3.850%	8/15/2032	392	370
	Meta Platforms Inc.	4.600%	11/15/2032	324	319
	Rogers Communications Inc.	3.800%	3/15/2032	195	182
	Sprint Capital Corp.	8.750%	3/15/2032	188	222
	Take-Two Interactive Software Inc.	4.000%	4/14/2032	45	43
	TELUS Corp.	3.400%	5/13/2032	76	69
	T-Mobile USA Inc.	2.700%	3/15/2032	152	135
	T-Mobile USA Inc.	5.125%	5/15/2032	92	93
[1]	TWDC Enterprises 18 Corp.	7.000%	3/1/2032	43	48
	VeriSign Inc.	5.250%	6/1/2032	50	50
	Verizon Communications Inc.	2.355%	3/15/2032	450	393
					2,842
Consumer Discretionary (7.7%)
	Amazon.com Inc.	3.600%	4/13/2032	216	205
	Amazon.com Inc.	4.700%	12/1/2032	269	270
	American Honda Finance Corp.	5.150%	7/9/2032	71	71
	Aptiv Swiss Holdings Ltd.	3.250%	3/1/2032	6	5
	AutoNation Inc.	3.850%	3/1/2032	70	65
	AutoZone Inc.	4.750%	8/1/2032	71	70
	Dick's Sporting Goods Inc.	3.150%	1/15/2032	72	66
	Ford Motor Co.	3.250%	2/12/2032	181	159
	Ford Motor Co.	6.100%	8/19/2032	127	129
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	187	193
	General Motors Co.	5.600%	10/15/2032	112	115
	General Motors Financial Co. Inc.	3.100%	1/12/2032	172	156
	General Motors Financial Co. Inc.	5.625%	4/4/2032	60	61
	Genuine Parts Co.	2.750%	2/1/2032	45	39
	Home Depot Inc.	3.250%	4/15/2032	142	132
	Home Depot Inc.	4.500%	9/15/2032	107	106
	Honda Motor Co. Ltd.	2.967%	3/10/2032	78	70
	Hyatt Hotels Corp.	5.750%	3/30/2032	50	52
	Lowe's Cos. Inc.	3.750%	4/1/2032	140	133
	Lowe's Cos. Inc.	4.500%	10/15/2032	154	151
	Marriott International Inc.	5.100%	4/15/2032	40	40
[1]	Marriott International Inc.	3.500%	10/15/2032	126	116
[1]	McDonald's Corp.	4.600%	9/9/2032	91	91
	O'Reilly Automotive Inc.	4.700%	6/15/2032	82	82
	Ralph Lauren Corp.	5.000%	6/15/2032	45	45
	Stanley Black & Decker Inc.	3.000%	5/15/2032	55	50
	Starbucks Corp.	3.000%	2/14/2032	86	79
	Tapestry Inc.	3.050%	3/15/2032	68	62
	Toyota Motor Credit Corp.	4.650%	9/3/2032	86	85
					2,898
Consumer Staples (7.4%)
	Altria Group Inc.	2.450%	2/4/2032	177	156
	Archer-Daniels-Midland Co.	2.900%	3/1/2032	63	57
	Avery Dennison Corp.	2.250%	2/15/2032	54	47
	BAT Capital Corp.	4.742%	3/16/2032	76	76
	BAT Capital Corp.	5.350%	8/15/2032	91	93
	BAT Capital Corp.	7.750%	10/19/2032	78	89
	Church & Dwight Co. Inc.	5.600%	11/15/2032	43	45
	Clorox Co.	4.600%	5/1/2032	76	75

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Coca-Cola Co.	2.250%	1/5/2032	215	192
	Coca-Cola Femsa SAB de CV	1.850%	9/1/2032	69	58
	Colgate-Palmolive Co.	3.250%	8/15/2032	40	37
	Constellation Brands Inc.	4.750%	5/9/2032	69	68
	Costco Wholesale Corp.	1.750%	4/20/2032	85	74
	Diageo Capital plc	2.125%	4/29/2032	94	81
	Dollar General Corp.	5.000%	11/1/2032	68	68
	Haleon US Capital LLC	3.625%	3/24/2032	214	200
	Hershey Co.	4.950%	2/24/2032	45	46
	JBS NV	3.000%	5/15/2032	117	104
	Kenvue Inc.	4.850%	5/22/2032	67	67
	Keurig Dr Pepper Inc.	4.050%	4/15/2032	78	74
	Kraft Heinz Foods Co.	5.200%	3/15/2032	57	58
	Mondelez International Inc.	3.000%	3/17/2032	78	71
	Mondelez International Inc.	1.875%	10/15/2032	53	45
	PepsiCo Inc.	3.900%	7/18/2032	143	138
	PepsiCo Inc.	4.650%	7/23/2032	73	73
	Philip Morris International Inc.	4.250%	10/29/2032	116	112
	Philip Morris International Inc.	5.750%	11/17/2032	118	124
	Procter & Gamble Co.	2.300%	2/1/2032	67	60
	Procter & Gamble Co.	4.100%	11/3/2032	103	101
	Target Corp.	4.500%	9/15/2032	117	117
	Unilever Capital Corp.	5.900%	11/15/2032	87	93
	Walmart Inc.	4.150%	9/9/2032	104	102
					2,801
Energy (3.9%)
	Boardwalk Pipelines LP	3.600%	9/1/2032	51	47
	BP Capital Markets America Inc.	2.721%	1/12/2032	196	176
	Cenovus Energy Inc.	2.650%	1/15/2032	46	41
	Chevron USA Inc.	4.819%	4/15/2032	63	64
	Chevron USA Inc.	4.500%	10/15/2032	128	127
	ConocoPhillips	5.900%	10/15/2032	41	44
	ConocoPhillips Co.	4.850%	1/15/2032	63	64
	EOG Resources Inc.	5.000%	7/15/2032	139	140
	HF Sinclair Corp.	5.500%	9/1/2032	50	50
[1]	Kinder Morgan Inc.	7.750%	1/15/2032	91	103
	MPLX LP	4.950%	9/1/2032	102	102
	Occidental Petroleum Corp.	5.375%	1/1/2032	75	77
	ONEOK Inc.	4.950%	10/15/2032	103	102
	ONEOK Inc.	6.100%	11/15/2032	62	65
	Suncor Energy Inc.	7.150%	2/1/2032	49	54
	Valero Energy Corp.	7.500%	4/15/2032	64	72
	Williams Cos. Inc.	4.650%	8/15/2032	115	113
	Woodside Finance Ltd.	5.700%	5/19/2032	44	45
					1,486
Financials (34.2%)
	AerCap Ireland Capital DAC	3.300%	1/30/2032	409	374
	Ally Financial Inc.	5.548%	7/31/2033	49	49
	American Express Co.	4.918%	7/20/2033	176	176
	American Express Co.	4.420%	8/3/2033	123	120
	Ameriprise Financial Inc.	4.500%	5/13/2032	57	56
	Aon Corp.	5.000%	9/12/2032	66	66
	Ares Capital Corp.	5.800%	3/8/2032	93	92
	Ares Strategic Income Fund	6.200%	3/21/2032	73	72
	Arthur J Gallagher & Co.	5.000%	2/15/2032	52	52
[1]	Bank of America Corp.	2.972%	2/4/2033	301	272
	Bank of America Corp.	4.571%	4/27/2033	295	289
[1]	Bank of America Corp.	5.015%	7/22/2033	551	552
[1]	Bank of New York Mellon Corp.	4.289%	6/13/2033	59	57
[1]	Bank of New York Mellon Corp.	5.834%	10/25/2033	176	185
	Bank of Nova Scotia	2.450%	2/2/2032	103	91
	Barclays plc	5.746%	8/9/2033	137	141
	Barclays plc	7.437%	11/2/2033	156	174
	Berkshire Hathaway Finance Corp.	2.875%	3/15/2032	108	100
	Blackrock Inc.	2.100%	2/25/2032	106	93
	Blackstone Private Credit Fund	6.000%	1/29/2032	110	108
	Brookfield Finance I UK plc	2.340%	1/30/2032	66	58
	Brown & Brown Inc.	4.200%	3/17/2032	79	75
	Brown & Brown Inc.	5.250%	6/23/2032	40	40

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian Imperial Bank of Commerce	3.600%	4/7/2032	116	109
	Capital One Financial Corp.	6.700%	11/29/2032	88	96
	Capital One Financial Corp.	5.268%	5/10/2033	85	85
	Charles Schwab Corp.	2.900%	3/3/2032	94	85
	Citigroup Inc.	6.625%	6/15/2032	143	155
	Citigroup Inc.	3.057%	1/25/2033	183	166
	Citigroup Inc.	3.785%	3/17/2033	210	197
	Citigroup Inc.	4.910%	5/24/2033	171	170
	Citigroup Inc.	6.270%	11/17/2033	407	434
	Citizens Financial Group Inc.	2.638%	9/30/2032	62	53
	CME Group Inc.	2.650%	3/15/2032	63	57
	Corebridge Financial Inc.	3.900%	4/5/2032	133	125
	Fairfax Financial Holdings Ltd.	5.625%	8/16/2032	62	64
	Fifth Third Bancorp	4.337%	4/25/2033	53	51
	Fifth Third Bank NA	5.332%	8/25/2033	41	41
	Global Payments Inc.	5.400%	8/15/2032	66	66
	Global Payments Inc.	5.200%	11/15/2032	111	108
	Goldman Sachs Group Inc.	3.102%	2/24/2033	409	370
	HPS Corporate Lending Fund	5.950%	4/14/2032	46	45
	HSBC Holdings plc	4.762%	3/29/2033	237	231
	HSBC Holdings plc	5.402%	8/11/2033	188	190
	HSBC Holdings plc	8.113%	11/3/2033	217	249
	ING Groep NV	4.252%	3/28/2033	116	112
	Jefferies Financial Group Inc.	2.750%	10/15/2032	48	41
	JPMorgan Chase & Co.	2.963%	1/25/2033	301	272
	JPMorgan Chase & Co.	4.586%	4/26/2033	187	184
	JPMorgan Chase & Co.	4.912%	7/25/2033	445	445
	JPMorgan Chase & Co.	5.717%	9/14/2033	227	235
[1]	Keybank National Association	4.900%	8/8/2032	61	60
[1]	KeyCorp	4.789%	6/1/2033	68	67
	Lloyds Banking Group plc	4.976%	8/11/2033	139	138
	Manulife Financial Corp.	3.703%	3/16/2032	61	58
	Marsh & McLennan Cos. Inc.	5.750%	11/1/2032	62	65
	Mastercard Inc.	4.350%	1/15/2032	125	123
	Mastercard Inc.	4.950%	3/15/2032	40	41
	MetLife Inc.	6.500%	12/15/2032	63	69
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/2033	28	25
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/2033	108	104
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/2033	108	108
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/2033	156	159
	Mizuho Financial Group Inc.	5.669%	9/13/2033	76	78
	Morgan Stanley	7.250%	4/1/2032	82	92
	Morgan Stanley	2.943%	1/21/2033	223	201
	Morgan Stanley	4.889%	7/20/2033	272	270
	Morgan Stanley	6.342%	10/18/2033	280	298
	Nomura Holdings Inc.	2.999%	1/22/2032	85	77
	Northern Trust Corp.	6.125%	11/2/2032	94	100
	ORIX Corp.	4.000%	4/13/2032	50	48
	ORIX Corp.	5.200%	9/13/2032	48	49
	PayPal Holdings Inc.	4.400%	6/1/2032	115	112
	PNC Financial Services Group Inc.	4.626%	6/6/2033	114	111
	PNC Financial Services Group Inc.	6.037%	10/28/2033	134	141
	Progressive Corp.	3.000%	3/15/2032	68	62
	Royal Bank of Canada	3.875%	5/4/2032	110	105
	State Street Corp.	2.623%	2/7/2033	76	68
	State Street Corp.	4.421%	5/13/2033	49	48
	State Street Corp.	4.164%	8/4/2033	63	61
[1]	Sumisho Air Lease Corp.	2.875%	1/15/2032	93	83
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/2032	53	54
	Sumitomo Mitsui Financial Group Inc.	4.954%	7/8/2033	91	90
[1]	Toronto-Dominion Bank	2.450%	1/12/2032	48	43
	Toronto-Dominion Bank	5.298%	1/30/2032	136	139
[1]	Toronto-Dominion Bank	3.200%	3/10/2032	164	151
	Toronto-Dominion Bank	4.456%	6/8/2032	150	147
[1]	Truist Financial Corp.	4.916%	7/28/2033	70	69
[1]	Truist Financial Corp.	6.123%	10/28/2033	102	108
	UBS Americas Inc.	7.125%	7/15/2032	62	69
[1]	US Bancorp	2.677%	1/27/2033	70	62
[1]	US Bancorp	4.967%	7/22/2033	109	108
	US Bancorp	5.850%	10/21/2033	206	215

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Wells Fargo & Co.	3.350%	3/2/2033	470	432
[1]	Wells Fargo & Co.	4.897%	7/25/2033	362	359
	Westpac Banking Corp.	5.405%	8/10/2033	114	115
					12,910
Health Care (8.2%)
	Amgen Inc.	2.000%	1/15/2032	74	64
	Amgen Inc.	3.350%	2/22/2032	137	127
	Baxter International Inc.	2.539%	2/1/2032	145	125
	Becton Dickinson & Co.	4.298%	8/22/2032	48	47
	Bio-Rad Laboratories Inc.	3.700%	3/15/2032	92	86
	Bristol-Myers Squibb Co.	2.950%	3/15/2032	160	146
	Cigna Group	4.875%	9/15/2032	139	139
	CVS Health Corp.	5.000%	9/15/2032	61	61
	Elevance Health Inc.	4.100%	5/15/2032	52	50
	Elevance Health Inc.	4.600%	9/15/2032	111	109
	Elevance Health Inc.	5.500%	10/15/2032	55	56
	Eli Lilly & Co.	4.900%	2/12/2032	85	86
	Eli Lilly & Co.	4.550%	10/15/2032	123	122
	GE HealthCare Technologies Inc.	5.905%	11/22/2032	186	196
	HCA Inc.	5.500%	3/1/2032	84	86
	HCA Inc.	3.625%	3/15/2032	227	211
	HCA Inc.	4.600%	11/15/2032	74	72
	Johnson & Johnson	4.850%	3/1/2032	110	112
	Laboratory Corp. of America Holdings	4.550%	4/1/2032	58	57
	McKesson Corp.	4.950%	5/30/2032	80	81
	Merck & Co. Inc.	4.550%	9/15/2032	79	78
	Merck & Co. Inc.	4.450%	12/4/2032	134	132
	Novartis Capital Corp.	4.300%	11/5/2032	90	88
	Pfizer Inc.	4.500%	11/15/2032	133	131
	Sanofi SA	4.200%	11/3/2032	104	102
[1]	Sutter Health	5.213%	8/15/2032	66	67
	Thermo Fisher Scientific Inc.	4.473%	10/7/2032	74	73
	Thermo Fisher Scientific Inc.	4.950%	11/21/2032	52	52
	UnitedHealth Group Inc.	4.950%	1/15/2032	148	149
	UnitedHealth Group Inc.	4.200%	5/15/2032	138	134
	Zoetis Inc.	5.600%	11/16/2032	73	76
					3,115
Industrials (3.9%)
	Allegion US Holding Co. Inc.	5.411%	7/1/2032	52	53
	Canadian National Railway Co.	3.850%	8/5/2032	96	91
	CSX Corp.	4.100%	11/15/2032	93	90
	Eaton Corp.	4.000%	11/2/2032	87	84
	Flowserve Corp.	2.800%	1/15/2032	45	40
[1]	General Electric Co.	6.750%	3/15/2032	145	160
	Howmet Aerospace Inc.	4.550%	11/15/2032	46	45
[1]	John Deere Capital Corp.	3.900%	6/7/2032	49	47
[1]	John Deere Capital Corp.	4.350%	9/15/2032	56	55
	Johnson Controls International plc	4.900%	12/1/2032	50	50
	Lockheed Martin Corp.	3.900%	6/15/2032	70	68
	Norfolk Southern Corp.	3.000%	3/15/2032	63	58
	Republic Services Inc.	1.750%	2/15/2032	82	70
	RTX Corp.	2.375%	3/15/2032	122	108
	Triton Container International Ltd.	3.250%	3/15/2032	63	56
	Tyco Electronics Group SA	2.500%	2/4/2032	55	49
	Union Pacific Corp.	2.800%	2/14/2032	108	98
	Waste Connections Inc.	2.200%	1/15/2032	54	47
	Waste Connections Inc.	3.200%	6/1/2032	67	62
	Waste Management Inc.	4.800%	3/15/2032	63	63
	Waste Management Inc.	4.150%	4/15/2032	100	98
					1,492
Materials (2.5%)
	Air Products and Chemicals Inc.	4.900%	10/11/2032	49	49
	ArcelorMittal SA	6.800%	11/29/2032	112	123
	BHP Billiton Finance USA Ltd.	5.125%	2/21/2032	66	67
	Carlisle Cos. Inc.	2.200%	3/1/2032	74	64
	Ecolab Inc.	2.125%	2/1/2032	74	65
	EIDP Inc.	5.125%	5/15/2032	47	47
	Newmont Corp.	2.600%	7/15/2032	74	66

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nucor Corp.	3.125%	4/1/2032	72	66
	Nutrien Ltd.	5.250%	3/12/2032	52	53
	Rio Tinto Finance USA plc	5.000%	3/14/2032	119	120
	Sherwin-Williams Co.	2.200%	3/15/2032	50	44
	Sonoco Products Co.	2.850%	2/1/2032	44	40
	Suzano Austria GmbH	3.125%	1/15/2032	102	90
	WRKCo Inc.	4.200%	6/1/2032	58	56
					950
Real Estate (4.7%)
	Alexandria Real Estate Equities Inc.	2.000%	5/18/2032	109	92
	American Homes 4 Rent LP	3.625%	4/15/2032	46	43
	American Tower Corp.	4.050%	3/15/2032	60	57
	American Tower Corp.	4.700%	12/15/2032	97	95
	AvalonBay Communities Inc.	2.050%	1/15/2032	78	68
	Boston Properties LP	2.550%	4/1/2032	100	87
	CubeSmart LP	2.500%	2/15/2032	45	40
	Equinix Inc.	3.900%	4/15/2032	136	129
	ERP Operating LP	4.950%	6/15/2032	45	45
	Essex Portfolio LP	2.650%	3/15/2032	56	50
	Extra Space Storage LP	2.350%	3/15/2032	76	66
	GLP Capital LP	3.250%	1/15/2032	67	60
	Healthpeak OP LLC	5.250%	12/15/2032	77	78
	Host Hotels & Resorts LP	5.700%	6/15/2032	53	54
	Invitation Homes Operating Partnership LP	4.150%	4/15/2032	45	43
	Kimco Realty OP LLC	3.200%	4/1/2032	58	53
	Realty Income Corp.	5.625%	10/13/2032	62	64
	Realty Income Corp.	2.850%	12/15/2032	71	63
	Simon Property Group LP	2.250%	1/15/2032	66	58
	Simon Property Group LP	2.650%	2/1/2032	83	74
	Sun Communities Operating LP	4.200%	4/15/2032	53	51
	Ventas Realty LP	5.100%	7/15/2032	53	53
	VICI Properties LP	5.125%	5/15/2032	149	148
	Welltower OP LLC	2.750%	1/15/2032	44	40
	Welltower OP LLC	3.850%	6/15/2032	81	77
	Weyerhaeuser Co.	7.375%	3/15/2032	62	69
					1,757
Technology (11.5%)
	Advanced Micro Devices Inc.	3.924%	6/1/2032	49	47
	Apple Inc.	4.500%	5/12/2032	91	92
	Apple Inc.	3.350%	8/8/2032	161	152
	Arrow Electronics Inc.	2.950%	2/15/2032	44	39
	Automatic Data Processing Inc.	4.750%	5/8/2032	86	86
[1]	Broadcom Inc.	4.550%	2/15/2032	76	75
[2]	Broadcom Inc.	4.150%	4/15/2032	105	101
	Broadcom Inc.	5.200%	4/15/2032	246	251
	Broadcom Inc.	4.900%	7/15/2032	130	130
	Broadcom Inc.	4.300%	11/15/2032	154	149
	Cintas Corp. No. 2	4.000%	5/1/2032	78	75
	Cisco Systems Inc.	4.950%	2/24/2032	90	91
	Dell International LLC	5.300%	4/1/2032	85	86
	Dell International LLC	4.750%	10/6/2032	136	134
	Fidelity National Information Services Inc.	5.100%	7/15/2032	71	71
	Flex Ltd.	5.250%	1/15/2032	55	55
	HP Inc.	4.200%	4/15/2032	84	80
	Intel Corp.	4.150%	8/5/2032	97	93
	Intel Corp.	4.000%	12/15/2032	108	102
	International Business Machines Corp.	2.720%	2/9/2032	116	104
[1]	International Business Machines Corp.	5.000%	2/10/2032	63	63
	International Business Machines Corp.	4.400%	7/27/2032	62	60
	International Business Machines Corp.	5.875%	11/29/2032	48	51
	KLA Corp.	4.650%	7/15/2032	92	92
	Leidos Inc.	5.400%	3/15/2032	50	51
	Micron Technology Inc.	2.703%	4/15/2032	117	105
	Moody's Corp.	4.250%	8/8/2032	44	43
	Motorola Solutions Inc.	5.600%	6/1/2032	84	86
	Motorola Solutions Inc.	5.200%	8/15/2032	40	40
	NetApp Inc.	5.500%	3/17/2032	52	53
	NXP BV	2.650%	2/15/2032	117	104
	Oracle Corp.	5.250%	2/3/2032	103	102

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oracle Corp.	4.800%	9/26/2032	350	333
	Oracle Corp.	6.250%	11/9/2032	205	211
	Paychex Inc.	5.350%	4/15/2032	134	136
	QUALCOMM Inc.	1.650%	5/20/2032	111	94
	QUALCOMM Inc.	4.250%	5/20/2032	48	47
	Quanta Services Inc.	2.350%	1/15/2032	54	47
	RELX Capital Inc.	4.750%	5/20/2032	50	50
	Roper Technologies Inc.	4.750%	2/15/2032	45	45
	S&P Global Inc.	2.900%	3/1/2032	145	131
	Synopsys Inc.	5.000%	4/1/2032	146	146
	TSMC Arizona Corp.	4.250%	4/22/2032	98	97
	Workday Inc.	3.800%	4/1/2032	141	131
					4,331
Utilities (6.9%)
	AEP Texas Inc.	4.700%	5/15/2032	46	45
	AES Corp.	5.800%	3/15/2032	55	56
	Alabama Power Co.	3.050%	3/15/2032	71	65
	Ameren Illinois Co.	3.850%	9/1/2032	45	43
	American Electric Power Co. Inc.	5.950%	11/1/2032	55	58
	American Water Capital Corp.	4.450%	6/1/2032	83	82
[1]	Appalachian Power Co.	4.500%	8/1/2032	54	53
[1]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/2032	44	43
	CenterPoint Energy Resources Corp.	4.400%	7/1/2032	54	53
	Constellation Energy Generation LLC	4.800%	1/15/2032	64	63
	Dominion Energy Inc.	5.375%	11/15/2032	91	93
[1]	DTE Electric Co.	3.000%	3/1/2032	48	44
	Duke Energy Carolinas LLC	2.850%	3/15/2032	39	35
	Duke Energy Corp.	4.500%	8/15/2032	95	93
	Duke Energy Progress LLC	3.400%	4/1/2032	101	94
	Edison International	5.250%	3/15/2032	59	58
	Entergy Louisiana LLC	2.350%	6/15/2032	59	52
	Eversource Energy	3.375%	3/1/2032	83	76
	Exelon Corp.	3.350%	3/15/2032	75	69
	Florida Power & Light Co.	2.450%	2/3/2032	146	130
	Georgia Power Co.	4.700%	5/15/2032	78	78
	National Rural Utilities Cooperative Finance Corp.	2.750%	4/15/2032	39	35
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/2032	63	60
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/2032	158	139
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/2032	57	58
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/2032	73	73
	Oncor Electric Delivery Co. LLC	4.550%	9/15/2032	86	85
	Pacific Gas & Electric Co.	5.900%	6/15/2032	61	63
	Pacific Gas & Electric Co.	5.050%	10/15/2032	89	88
[1]	Public Service Electric & Gas Co.	3.100%	3/15/2032	49	45
[1]	San Diego Gas & Electric Co.	3.000%	3/15/2032	49	45
	Southern California Edison Co.	2.750%	2/1/2032	39	35
	Southern California Edison Co.	5.950%	11/1/2032	79	82
	Southern Co.	5.700%	10/15/2032	44	46
	Southern Co. Gas Capital Corp.	5.150%	9/15/2032	59	60
	Southwest Gas Corp.	4.050%	3/15/2032	54	52
	Union Electric Co.	2.150%	3/15/2032	45	39
	Virginia Electric & Power Co.	2.400%	3/30/2032	58	51
	Wisconsin Electric Power Co.	4.750%	9/30/2032	45	45
	Wisconsin Power & Light Co.	3.950%	9/1/2032	62	59
	Xcel Energy Inc.	4.600%	6/1/2032	73	72
					2,615
Total Corporate Bonds (Cost $37,326)					37,197

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[3]	Vanguard Market Liquidity Fund (Cost $38)	3.682%	376	38
Total Investments (98.5%) (Cost $37,364)				37,235
Other Assets and Liabilities—Net (1.5%)				565
Net Assets (100%)				37,800

Cost is in $000.

1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate value was $101, representing 0.3% of net assets.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

DAC—Designated Activity Company.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Corporate Bonds	—	37,197	—	37,197
Temporary Cash Investments	38	—	—	38
Total	38	37,197	—	37,235